May 22, 2020
Cambria Foreign Shareholder Yield ETF
Cambria Foreign Shareholder Yield ETF

Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Global Value ETF (GVAL)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Supplement dated May 22, 2020
to the Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated September 1, 2019, as each may be amended or supplemented

The following information supplements and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Cambria ETF Trust (the “Trust”) has approved changes to the investment objective, principal investment strategy and principal risks of each of the following funds: Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF and Cambria Global Value ETF (each, a “Fund” and, collectively, the “Funds”). These changes, which are discussed in more detail below, will become effective on June 1, 2020, or such later date as deemed appropriate by Trust officers (the “Effective Date”). On the Effective Date, each Fund will convert from a passively-managed index fund that pursues its investment objective by tracking the performance, before fees and expenses, of an underlying index developed by Cambria Indices, LLC (each, an “Index”) into an actively managed fund that will apply substantially identical screens and investment criteria as its Index to provide exposure to the same securities.

Accordingly, on the Effective Date, each Fund’s investment objective will be replaced in its entirety by the following:

The Fund seeks income and capital appreciation.

In addition, each Fund’s principal investment strategy will be replaced in its entirety as follows:

Cambria Foreign Shareholder Yield ETF

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed foreign markets excluding the US (“developed ex-US”), that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor in a company’s stock. The Adviser considers an issuer to be in a developed ex-US market if it is domiciled or listed and traded in any of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Jersey, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Adviser will update the list of developed foreign markets annually.

For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks, and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of developed ex-US, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of valuation factors. Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria selects equity securities based only on publicly available data and screens Fund holdings to limit the Fund’s industry concentration to 25% and country concentration to 30%, in order to seek to ensure its liquidity and investability. Cambria also screens the Fund’s portfolio to exclude the securities of foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. The Fund may invest in securities of companies in any industry. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of March 31, 2020, the Fund was concentrated in the financial services sector and had significant exposure to companies in the consumer discretionary and materials sectors.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to reconstitute and rebalance the Fund’s holdings to its target allocations at least quarterly.

Also, with respect to each Fund, each reference to Passive Investment Risk, Quantitative Security Selection Risk and Tracking Error Risk as a principal risk will be deleted in its entirety from the Prospectus and replaced by the following principal risks:

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Further, with respect to each Fund, except Cambria Shareholder Yield ETF, each reference to Concentration Risk as a principal risk will be deleted in its entirety from the Prospectus and replaced by the following risks:

Sector Concentration Risk. To the extent that the Fund’s investments are concentrated in or have significant exposure to a particular sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Consumer Discretionary Sector Risk (Foreign Shareholder Yield ETF only). The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Financial Services Sector Risk (Foreign Shareholder Yield ETF and Global Value ETF only). Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Furthermore, all other references in the Prospectus and SAI to an Index, the Index Provider or a Fund pursuing a passively managed index strategy are updated to reflect each Fund’s new actively managed strategy.

The changes to the Fund’s investment objective, principal investment strategy, and principal risks are not expected to have a material impact on the Fund’s holdings or affect the Fund’s fees and expenses.

Investment Objective
The Fund seeks income and capital appreciation.
Principal Investment Strategy

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed foreign markets excluding the US (“developed ex-US”), that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor in a company’s stock. The Adviser considers an issuer to be in a developed ex-US market if it is domiciled or listed and traded in any of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Jersey, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Adviser will update the list of developed foreign markets annually.

For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks, and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of developed ex-US, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of valuation factors. Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria selects equity securities based only on publicly available data and screens Fund holdings to limit the Fund’s industry concentration to 25% and country concentration to 30%, in order to seek to ensure its liquidity and investability. Cambria also screens the Fund’s portfolio to exclude the securities of foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. The Fund may invest in securities of companies in any industry. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of March 31, 2020, the Fund was concentrated in the financial services sector and had significant exposure to companies in the consumer discretionary and materials sectors.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to reconstitute and rebalance the Fund’s holdings to its target allocations at least quarterly.

Principal Risks

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Further, with respect to each Fund, except Cambria Shareholder Yield ETF, each reference to Concentration Risk as a principal risk will be deleted in its entirety from the Prospectus and replaced by the following risks:

Sector Concentration Risk. To the extent that the Fund’s investments are concentrated in or have significant exposure to a particular sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Consumer Discretionary Sector Risk (Foreign Shareholder Yield ETF only). The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Financial Services Sector Risk (Foreign Shareholder Yield ETF and Global Value ETF only). Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE